Other investments	12 Months Ended
Dec. 31, 2020
Other investments
Other investments

9    Other investments

	2020	2019
	US$’000
Non-current investments
Financial assets at fair value through profit or loss	2,101
Other (*)	2,787	2,766
	4,888	2,766

(*)Mainly long-term deposits which are not bearing any interest.

Current investments
Short term bank deposits (*)	55,836	56,493
Financial assets at fair value through profit or loss	842	988
Financial assets at fair value through other comprehensive income	2,298	1,566
	58,976	59,047

(*)Mainly deposits under lien - see also Note 12(a).

The average interest rate on the abovementioned deposits during 2020 was approximately 1.7%.

The Group’s exposure to credit, currency and interest rate risks related to other investments is disclosed in Note 29.